Cover Page Cover Page	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	LGI HOMES, INC.
Entity Central Index Key	0001580670
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36126
Entity Tax Identification Number	46-3088013
Entity Address, Address Line One	1450 Lake Robbins Drive,
Entity Address, Address Line Two	Suite 430,
Entity Address, City or Town	The Woodlands,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	362-8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LGIH
Security Exchange Name	NASDAQ